Significant accounting policies	12 Months Ended
Mar. 31, 2022
Disclosure Of Summary Of Significant Accounting Policies Explanatory [Abstract]
Significant accounting policies

3. Significant accounting policies

New Standards adopted by the Company

Amendments to IFRS 16, “
Leases
” regarding Covid-19-Related Rent Concessions beyond  June 30, 2021

On 28 May 2020, the IASB issued
Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases
. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. The amendment was intended to apply until June 30, 2021, but as the impact of the Covid-19 pandemic is continuing, on March 31, 2021, the IASB extended the period of application of the practical expedient to June 30, 2022.The amendment applies to annual reporting periods beginning on or after April 1, 2021.

The aforesaid amendment had no impact on the consolidated financial statements.

Standard issued but not effective

Amendments to IAS 1, “
Presentation of Financial Statements
” regarding classification of liabilities as current or non-current

On January 23, 2020, the IASB issued amendments to paragraphs 69 to 76 of
IAS 1 Presentation of Financial Statements
to specify the requirements for classifying liabilities as current or non-current. The amendments clarify what is meant by a right to defer settlement, that a right to defer must exist at the end of the reporting period, that the classification is unaffected by the likelihood that an entity will exercise its deferral right, and that only if the conversion option itself is classified as an equity instrument would settlement by way of own equity instruments be disregarded when determining whether the liability is current or non-current. In July 2021, the IASB decided to defer the effective date of the 2020 amendments to no earlier than January 1, 2024.

Amendments to IAS 12, “
Income Taxes
” regarding Assets and Liabilities arising from a Single Transaction

In May 2021, the IASB issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences. The proposed amendments will typically apply to transactions such as leases for the lessee and decommissioning obligations.

Paragraphs 15 and 24 of IAS 12 were amended to include an additional condition where the initial recognition exemption is not applied. According to the amended guidance, a temporary difference that arises on initial recognition of an asset or liability is not subject to the initial recognition exemption if that transaction gave rise to equal taxable and deductible temporary differences.

These amendments should be applied for annual periods beginning on or after January 1, 2023.

Amendments to IAS 1 and IFRS Practice Statement (“PS”), “
Presentation of Financial Statements
”

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2, Making Materiality Judgments (the PS), in which it provides guidance and examples to help entities apply materiality judgments to accounting policy disclosures. The proposed amendments are effective for annual periods beginning on or after January 1, 2023.

Amendments to IAS 8, “
Accounting Policies, Changes in Accounting Estimates and Errors
”

In February 2021, the IASB issued amendments to IAS 8, in which it introduces a new definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates. The proposed amendments are effective for annual periods beginning on or after January 1, 2023.

IFRS 17, “
Insurance Contracts
”

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. This standard is effective for annual periods beginning on or after January 1, 2023.

Narrow-scope amendments to certain other Standards

The IASB, on May 14, 2020, issued several small amendments to IFRS Standards.

The package of amendments includes narrow-scope amendments to  Standards as well as the IASB’s Annual Improvements, which are changes that clarify the wording or correct minor consequences, oversights or conflicts between requirements in the Standards.

Amendments to IFRS 3 Business Combinations
update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations.

a. Basis of consolidation

Subsidiaries

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at March 31, 2022. Subsidiaries are all entities (including special purpose entities) that are controlled by the Company. Control exists when the Company is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through power over the entity. In assessing control, potential voting rights are considered only if the rights are substantive. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidate
d
 statement of financial position, respectively.

Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances. If a subsidiary of the Company uses accounting policies other than those adopted in the consolidated financial statements for like transactions and events in similar circumstances, appropriate adjustments are made to that subsidiary’s financial statements in preparing the consolidated financial statements to ensure conformity with the Company’s accounting policies.

Joint arrangements (equity accounted investees)

Joint arrangements are those arrangements over which the parties have joint control, established by contractual agreement and requiring unanimous consent for strategic financial and operating decisions. The considerations made in determining whether significant influence or joint control are similar to those necessary to determine control over the subsidiaries.

A joint arrangement is either a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

With respect to joint operations, the Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses.

Investments in joint ventures are accounted for using the equity method and are initially recognized at cost. The carrying value of the Company’s investment includes goodwill identified on acquisition, net of any accumulated impairment losses. The Company does not consolidate entities where the non-controlling interest (“NCI”) holders have certain significant participating rights that provide for effective involvement in significant decisions in the ordinary course of business of such entities. Investments in such entities are accounted by the equity method of accounting. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest (including any long-term investments) is reduced to zero and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

For the purpose of preparing these consolidated financial statements, the accounting policies of joint ventures have been changed where necessary to align them with the policies adopted by the Company. Furthermore, the financial statements of the joint ventures are prepared for the same reporting period as of the Company.

a. Basis of consolidation (continued)

Consolidation procedure

For the purpose of preparing these consolidated financial statements, intra-group transactions are consolidated using the following procedures:

a.

Combine like items of assets, liabilities, equity, income, expenses and cash flows of the parent with those of its subsidiaries. For this purpose, income and expenses of the subsidiary are based on the amounts of the assets and liabilities recognized in the consolidated financial statements at the acquisition date.

b.       Offset (eliminate) the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

c.       Eliminate in full intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between entities of the group (profits or losses resulting from intragroup transactions that are recognized in assets, such as inventory and property, plant and equipment,

are eliminated in full). Intragroup losses may indicate an impairment that requires recognition in the consolidated financial statements.

Changes in ownership interests

Acquisition of some or all of the NCI is accounted for as a transaction with equity holders in their capacity as equity holders. Consequently, the difference arising between the fair value of the purchase consideration paid and the carrying value of the NCI is recorded as an adjustment to retained earnings that is attributable to the parent company. The associated cash flows are classified as financing activities. No goodwill is recognized as a result of such transactions.
Loss of Control

At the time of loss of control, the Company

o	derecognizes the assets (including goodwill) and liabilities of the subsidiary at their carrying amounts at the date when control is lost
o	derecognizes the carrying amount of any non-controlling interests
o	derecognizes the cumulative translation differences recorded in equity
o	recognizes the fair value of the consideration received
o	recognizes the fair value of any investment retained
o	recognizes any surplus or deficit in income statement
o
reclassifies the parent’s share of components previously recognized in OCI to income statement or transferred directly to retained earnings, if required by other IFRSs as would be required if the Company had directly disposed of the related assets or liabilities

b. Foreign currency

Functional and presentation currency

These consolidated financial statements are presented in Indian rupees, which is the functional currency of the parent company. All financial information presented in Indian rupees has been rounded to the nearest million.

In respect of certain non-Indian subsidiaries that operate as marketing arms of the parent company in their respective countries/regions, the functional currency has been determined to be the functional currency of the parent company (i.e., the Indian rupee). The operations of these entities are largely restricted to importing of finished goods from the parent company in India, sales of these products in the foreign country and making of import payments to the parent company. The cash flows realized from sales of goods are available for making import payments to the parent company and cash is paid to the parent company on a regular basis. The costs incurred by these entities are primarily the cost of goods imported from the parent company. The financing of these subsidiaries is done directly or indirectly by the parent company.

In respect of subsidiaries whose operations are self-contained and integrated within their respective countries/regions, the functional currency has been generally determined to be the local currency of those countries/regions, unless use of a different currency is considered appropriate.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of entities within the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the exchange rate at that date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are recognized in the consolidated income statement in the period in which they arise.

However, foreign currency differences arising from the translation of the following items are recognized in OCI:

•	certain debt instruments classified as measured at FVTOCI;
•	certain equity instruments where the Company had made an irrevocable election to present in OCI subsequent changes in the fair value;
•	a financial liability designated as a hedge of the net investment in a foreign operation, to the extent that the hedge is effective; and
•	qualifying cash flow hedges, to the extent that the hedges are effective.

When several exchange rates are available, the rate used is that at which the future cash flows represented by the transaction or balance could have been settled if those cash flows had occurred at the measurement date.

Foreign operations

Foreign exchange gains and losses arising from a monetary item receivable from a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of the net investment in the foreign operation and are recognized in OCI and presented within equity as foreign currency translation reserve (“FCTR”).

In case of foreign operations whose functional currency is different from the parent company’s functional currency, the assets and liabilities of such foreign operations, including goodwill and fair value adjustments arising upon acquisition, are translated to the reporting currency at exchange rates at the reporting date. The income and expenses of such foreign operations are translated to the reporting currency at the monthly average exchange rates prevailing during the year. Resulting foreign currency differences are recognized in OCI and presented within equity as part of FCTR. When a foreign operation is disposed of, in part or in full, such that control, significant influence or joint control is lost, the relevant amount in the FCTR is reclassified to the consolidated income statement.

c. Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Initial recognition and measurement

All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (e.g., regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, in which case they are recognized at fair value. The Company’s trade receivables do not contain any significant financing component and hence are measured at the transaction price measured under IFRS 15,
“Revenue from Contracts with Customers”
.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

•	Debt instruments at amortized cost;
•	Debt instruments at FVTOCI;
•	Debt instruments, derivatives and equity instruments at FVTPL; and
•	Equity instruments measured at FVTOCI.

Debt instruments at amortized cost

A “debt instrument” is measured at the amortized cost if both the following conditions are met:

a)	the asset is held within a business model whose objective is to hold assets for collecting contractual cash flows; and
b)	contractual terms of the asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate method and are subject to impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.

Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on de-recognition is recognized directly in the consolidated income statement and presented in other income/(losses),net. The losses arising from impairment are recognized in the consolidated income statement. This category generally applies to trade and other receivables.

Debt instrument at FVTOCI

A “debt instrument” is classified as at the FVTOCI if both of the following criteria are met:

a)	the objective of the business model is achieved both by collecting contractual cash flows and selling the financial assets; and
b)	the asset’s contractual cash flows represent SPPI.

Debt instruments included within the FVTOCI category are measured initially as well as at each reporting date at fair value. Fair value movements are recognized in the OCI. However, the Company recognizes interest income, impairment losses and reversals and foreign exchange gain or loss in the consolidated income statement. On de-recognition of the asset, cumulative gain or loss previously recognized in OCI is reclassified to the consolidated income statement. Interest earned while holding a FVTOCI debt instrument is reported as interest income using the effective interest rate method.

Debt instrument at FVTPL

FVTPL is a residual category for debt instruments. Any debt instrument, which does not meet the criteria for categorization as at amortized cost or as FVTOCI, is classified as at FVTPL.

In addition, the Company may elect to designate a debt instrument, which otherwise meets amortized cost or FVTOCI criteria, as FVTPL. However, such election is allowed only if doing so reduces or eliminates a measurement or recognition inconsistency (referred to as an “accounting mismatch”).

Debt instruments included within the FVTPL category are measured at fair value with all changes recognized in the consolidated income statement.

Equity investments

All equity investments within the scope of IFRS 9 are measured at fair value. Equity instruments which are held for trading and contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies, are classified as at FVTPL. For all other equity instruments, the Company may make an irrevocable election to present in OCI subsequent changes in the fair value. The Company makes such election on an instrument-by-instrument basis. The classification is made upon initial recognition and is irrevocable.

If the Company decides to classify an equity instrument as at FVTOCI, then all fair value changes on the instrument, excluding dividends, are recognized in the OCI. There is no recycling of the amounts from OCI to the consolidated income statement, even on sale of investment.

However, on sale the Company may transfer the cumulative gain or loss within equity. Equity investments designated as FVTOCI are not subject to impairment assessment.

Equity instruments included within the FVTPL category are measured at fair value with all changes recognized in the consolidated income statement.

De-recognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or
•
Both (1) the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and (2) either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company’s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of trade receivables and other financial assets

In accordance with IFRS 9, the Company applies the expected credit loss (“ECL”) model for measurement and recognition of impairment loss on trade receivables or any contractual right to receive cash or another financial asset.

For this purpose, the Company follows a “simplified approach” for recognition of impairment loss allowance on the trade receivable balances. The application of this simplified approach does not require the Company to track changes in credit risk. Rather, it recognizes impairment loss allowance based on lifetime ECLs at each reporting date, right from its initial recognition.

As a practical expedient, the Company uses a provision matrix to determine impairment loss allowance on portfolio of its trade receivables. The provision matrix is based on its historically observed default rates over the expected life of the trade receivables and is adjusted for forward-looking estimates. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVTPL. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the consolidated income statement.

Financial liabilities designated upon initial recognition at FVTPL are designated as such at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. For liabilities designated as FVTPL, fair value gains/ losses attributable to changes in own credit risk are recognized in OCI. These gains or losses are not subsequently transferred to the consolidated income statement.

However, the Company may transfer the cumulative gain or loss within equity. All other changes in fair value of such liability are recognized in the consolidated income statement. The Company has not designated any financial liability as FVTPL.

Loans and borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the consolidated income statement over the period of the borrowings using the effective interest method.

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the consolidated income statement when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included as finance costs in the consolidated income statement.

De-recognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de-recognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated income statement.
Derivative financial instruments

The Company is exposed to exchange rate risk which arises from its foreign exchange revenues and expenses, primarily in U.S. dollars, U.K. pounds sterling, Russian roubles, Brazilian reals, Swiss francs, South African rands, Kazakhstan tenges, Romanian new leus, Australian dollars and Euros, and foreign currency debt in U.S. dollars, Russian roubles, South African rands, Mexican pesos, Ukrainian hryvnias and Brazilian reals.

The Company uses derivative financial instruments such as foreign exchange forward contracts, option contracts and swap contracts to mitigate its risk of changes in foreign currency exchange rates. The Company also uses non-derivative financial instruments as part of its foreign currency exposure risk mitigation strategy. Derivatives are classified as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Hedges of highly probable forecasted transactions

The Company classifies its derivative financial instruments that hedge foreign currency risk associated with highly probable forecasted transactions as cash flow hedges and measures them at fair value. The effective portion of such cash flow hedges is recorded in the Company’s hedging reserve as a component of equity and re-classified to the consolidated income statement as part of the hedged item in the period corresponding to the occurrence of the forecasted transactions. The ineffective portion of such cash flow hedges is recorded in the consolidated income statement as finance costs immediately.

The Company also designates certain non-derivative financial liabilities, such as foreign currency borrowings from banks, as hedging instruments for hedge of foreign currency risk associated with highly probable forecasted transactions. Accordingly, the Company applies cash flow hedge accounting to such relationships. Re-measurement gain or loss on such non-derivative financial liabilities is recorded in the Company’s hedging reserve as a component of equity and reclassified to the consolidated income statement as part of the hedged item in the period corresponding to the occurrence of the forecasted transactions.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in OCI, remains there until the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in OCI is recognized immediately in the consolidated income statement.

Hedges of recognized assets and liabilities

Changes in the fair value of derivative contracts that economically hedge monetary assets and liabilities in foreign currencies, and for which no hedge accounting is applied, are recognized in the consolidated income statement. The changes in fair value of such derivative contracts, as well as the foreign exchange gains and losses relating to the monetary items, are recognized in the consolidated income statement. If the hedged item is derecognized, the unamortized fair value is recognized immediately in the consolidated income statement.

Hedges of changes in the interest rates

Consistent with its risk management policy, the Company uses interest rate swaps to mitigate the risk of changes in interest rates. The Company does not use them for trading or speculative purposes.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value. For this purpose, “short-term” means investments having original maturities of three months or less from the date of investment. Bank overdrafts that are repayable on demand form an integral part of the Company’s cash management and are included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

d. Business combinations and goodwill

Business combinations are accounted for using the acquisition method, regardless of whether equity instruments or other assets are acquired. The acquisition date is the date on which control is transferred to the acquirer. Judgment is applied in determining the acquisition date and determining whether control is transferred from one party to another. Control exists when the Company is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through power over the entity. In assessing control, potential voting rights are considered only if the rights are substantive.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

At the acquisition date, identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Acquisition related costs are expensed as incurred.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date. Any gains or losses arising from such re-measurement are recognized in the consolidated income statement.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Contingent consideration classified as equity is not re-measured and its subsequent settlement is accounted for within equity. Amounts classified as a financial liability are subsequently re-measured to fair value, with changes in fair value recognized in the consolidated income statement.

Goodwill is initially measured at cost, being the excess of the aggregate of:

•	the consideration transferred,
•	the amount of any non-controlling interest in the acquired entity, and
•	the acquisition date fair value of any previous equity interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill.

If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the consolidated income statement as a bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

e. Property, plant and equipment

Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and other costs directly attributable to bringing the asset to a working condition for its intended use.

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitali
z
ed as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds. Borrowing cost also includes exchange differences to the extent regarded as an adjustment to the borrowing costs.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Capital work in progress is stated at cost, net of accumulated impairment loss, if any.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Gains and losses upon disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized net within “Other (income)/expense, net” in the consolidated income statement.
The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The costs of repairs and maintenance are recognized in the consolidated income statement as incurred.

Items of property, plant and equipment acquired through exchange of non-monetary assets are measured at fair value, unless the exchange transaction lacks commercial substance or the fair value of either the asset received or asset given up is not reliably measurable, in which case the asset exchanged is recorded at the carrying amount of the asset given up.

Depreciation

Depreciation is recognized in the consolidated income statement on a straight line basis over the estimated useful lives of property, plant and equipment. The depreciation expense is included in the costs of the functions using the asset. Land is not depreciated but subject to impairment.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and any changes are considered prospectively. The estimated useful lives are as follows:

Buildings
- Factory and administrative buildings	20 - 50 years
- Ancillary structures	3 - 15 years
Plant and equipment	3 - 15 years
Furniture, fixtures and office equipment	3 - 10 years
Vehicles	4 - 5 years
Software for internal use, which is primarily acquired from third-party vendors and which is an integral part of a tangible asset, including consultancy charges for implementing the software, is capitalized as part of the related tangible asset. Subsequent costs associated with maintaining such software are recognized as expense as incurred. The capitalized costs are amortized over the estimated useful life of the software or the remaining useful life of the tangible fixed asset, whichever is lower.

Advances paid towards the acquisition of property, plant and equipment outstanding at each reporting date and the cost of property, plant and equipment not ready to use before such date are disclosed under capital work-in-progress. Assets not ready for use are not depreciated but are tested for impairment.

f. Goodwill and other intangible assets

Recognition and measurement

Goodwill
Goodwill represents the excess of consideration transferred, together with the amount of non-controlling interest in the acquiree, over the fair value of the Company’s share of identifiable net assets acquired.
Goodwill is measured at cost less accumulated impairment losses. In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment, and any impairment loss on such an investment is not allocated to any asset, including goodwill, that forms part of the carrying value of the equity accounted investee.

Other intangible assets
Other intangible assets that are acquired by the Company and that have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition.

Research and development
Expenditures on research activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding are recognized in the consolidated income statement when incurred.
Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if:
•
     development costs can be measured reliably;
•
     the product or process is technically and commercially feasible;
•
     future economic benefits are probable; and
•
     the Company intends to, and has sufficient resources, to complete development and to use or sell the asset.
The expenditures to be capitalized include the cost of materials and other costs directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in the consolidated income statement as incurred. As of March 31, 2022, none of the development expenditure amounts has met the aforesaid recognition criteria.

Separate acquisition of intangible assets
Payments to third parties that generally take the form of up-front payments and milestones for in-licensed products, compounds and intellectual property are capitalized. The Company’s criteria for capitalization of such assets are consistent with the guidance given in paragraph 25 of IAS 38, “
Intangible Assets”
. (i.e., the receipt of economic benefits embodied in each intangible asset separately purchased or licensed in the transaction is considered to be probable).

In-Process Research and Development assets
Acquired research and development intangible assets that are under development are recognized as In-Process Research and Development (“IPR&D”) assets. IPR&D assets are not amortized, but evaluated for potential impairment on an annual basis or when there are indications that the carrying value may not be recoverable. Any impairment charge on such IPR&D assets is recorded in the consolidated income statement under “Impairment of non-current assets”.

Subsequent expenditure

Other intangible assets
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, is recognized in the consolidated income statement as incurred.

IPR&D assets	Subsequent expenditure on an IPR&D project acquired separately or in a business combination and recognized as an intangible asset is:
	•	recognized as an expense when incurred, if it is a research expenditure;
	•	recognized as an expense when incurred, if it is a development expenditure that does not satisfy the criteria for recognition as an intangible asset in paragraph 57 of IAS 38; and
	•	added to the carrying amount of the acquired IPR&D project, if it is a development expenditure that satisfies the recognition criteria in paragraph 57 of IAS 38.

Amortization

Amortization is recognized in the consolidated income statement on a straight-line basis over the estimated useful lives of intangible assets. The amortization expense is recognized in the income statement in the expense category that is consistent with the function of the intangible asset. Intangible assets that are not available for use are amortized from the date they are available for use.

The estimated useful lives are as follows:

Product related intangibles	3 – 20 years
Other intangibles	3 - 15 years

The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at each reporting date. Changes in the expected useful lives or expected pattern of consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate and are treated as change in accounting estimate.

Goodwill, intangible assets relating to products in development, other intangible assets not available for use and intangible assets having indefinite useful life are subject to impairment testing at each reporting date. All other intangible assets are tested for impairment when there are indications that the carrying value may not be recoverable. All impairment losses are recognized immediately in the consolidated income statement under “Impairment of non-current assets”.

De-recognition of intangible assets

Intangible assets are de-recognized either on their disposal or where no future economic benefits are expected from their use. Losses arising on such de-recognition are recorded in the consolidated income statement, and are measured as the difference between the net disposal proceeds, if any, and the carrying amount of respective intangible assets as at the date of de-recognition.

g. Leases

The Company assesses at contract inception whether a contract is or contains a lease, which applies if the contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset at the commencement date of the lease - i.e., the date the underlying asset is available for use. Assets and liabilities arising from a lease are initially measured on a present value basis.

Lease liabilities include the net present value of the following lease payments to be made over the lease term:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date;
•	amounts expected to be payable by the Company under residual value guarantees;
•	the exercise price of a purchase option if the Company is reasonably certain to exercise that option; and
•	payments of penalties for terminating the lease, if the lease term reflects the Company exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Company, then the lessee’s incremental borrowing rate is used. Such borrowing rate is calculated as the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. The Company’s lease liabilities are included in borrowings.

Lease payments are allocated between principal and interest cost. The interest cost is charged to consolidated income statement over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost less accumulated depreciation and accumulated impairment, comprised of the following:

•	the amount of the initial measurement of lease liability;
•	any lease payments made at or before the commencement date less any lease incentives received;
•	any initial direct costs; and
•	restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated income statement. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and small items of office furniture.

The right-of-use assets are initially recognized on the statement of financial position at cost, which is calculated as the amount of the initial measurement of the corresponding lease liability, adjusted for any lease payments made at or prior to the commencement date of the lease, any lease incentive received and any initial direct costs incurred by the Company.

h. Inventories

Inventories are valued at the lower of cost and net realizable value.

Inventories consist of raw materials, stores and spares, work in progress and finished goods. The cost of all categories of inventories is based on the weighted average method. Cost includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of finished goods and work in progress, cost includes an appropriate share of overheads based on normal operating capacity. Stores and spares consists of packing materials, engineering spares (such as machinery spare parts) and consumables (such as lubricants, cotton waste and oils), which are used in operating machines or consumed as indirect materials in the manufacturing process.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

The factors that the Company considers in determining the provision for slow moving, obsolete and other non-saleable inventory include estimated shelf life, planned product discontinuances, price changes, aging of inventory and introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. The Company considers all these factors and adjusts the inventory provision to reflect its actual experience on a periodic basis.

i. Impairment

Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill and intangible assets that have indefinite lives or that are not yet available for use, an impairment test is performed each year at March 31.

The recoverable amount of an asset or cash-generating unit (as defined below) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the cash-generating unit. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

The goodwill acquired in a business combination is, for the purpose of impairment testing, allocated to cash-generating units that are expected to benefit from the synergies of the combination.

An impairment loss is recognized in the consolidated income statement if the estimated recoverable amount of an asset or its cash-generating unit is lower than its carrying amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amount of the other assets in the unit on a pro-rata basis.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Goodwill that forms part of the carrying amount of an investment in a joint venture is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment in a joint venture is tested for impairment as a single asset when there is objective evidence that the investment in a joint venture may be impaired.

An impairment loss in respect of equity accounted investee is measured by comparing the recoverable amount of investment with its carrying amount. An impairment loss is recognized in the consolidated income statement, and reversed if there has been a favorable change in the estimates used to determine the recoverable amount.

j. Employee benefits

Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Defined contribution plans

The Company’s contributions to defined contribution plans are charged to the consolidated income statement as and when the services are received from the employees.

Defined benefit plans

The liability in respect of defined benefit plans and other post-employment benefits is calculated using the projected unit credit method consistent with the advice of qualified actuaries. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related defined benefit obligation. In countries where there is no deep market in such bonds, the market interest rates on government bonds are used. The current service cost of the defined benefit plan, recognized in the consolidated income statement, reflects the increase in the defined benefit obligation resulting from employee service in the current year, benefit changes, curtailments and settlements. Past service costs are recognized immediately in the consolidated income statement. The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in the consolidated income statement. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions for defined benefit obligation and plan assets are recognized in OCI in the period in which they arise.

When the benefits under a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in the consolidated income statement. The Company recognizes gains or losses on the settlement of a defined benefit plan obligation when the settlement occurs.

Termination benefits

Termination benefits are recognized as an expense in the consolidated income statement when the Company is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense in the consolidated income statement if the Company has made an offer encouraging voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably.

Other long-term employee benefits

The Company’s net obligation in respect of other long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and previous periods. That benefit is discounted to determine its present value. Re-measurements are recognized in the consolidated income statement in the period in which they arise.

Compensated absences

The Company’s current policies permit certain categories of its employees to accumulate and carry forward a portion of their unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof in accordance with the terms of such policies. The Company measures the expected cost of accumulating compensated absences as the additional amount that the Company incurs as a result of the unused entitlement that has accumulated at the reporting date. Such measurement is based on actuarial valuation as at the reporting date carried out by a qualified actuary.

k. Share based payments

Equity settled share-based payment transactions

The grant date fair value of options granted to employees is recognized as an expense in the consolidated income statement, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the options. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and performance conditions at the vesting date. The expense is recorded for each separately vesting portion of the award as if the award was, in substance, multiple awards. The increase in equity recognized in connection with share-based payment transaction is presented as a separate component in equity under “share-based payment reserve”. The amount recognized as an expense is adjusted to reflect the actual number of stock options that vest.

Cash settled share-based payment transactions

The fair value of the amount payable to employees in respect of share-based payment transactions which are settled in cash is recognized as an expense, with a corresponding increase in liabilities, over the period during which the employees become unconditionally entitled to payment. The liability is re-measured at each reporting date and at the settlement date based on the fair value of the share-based payment transaction. Any changes in the liability are recognized in the consolidated income statement.

l. Provisions

A provision is recognized in the consolidated income statement if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Restructuring

A provision for restructuring is recognized in the consolidated income statement when the Company has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating costs are not provided.

Onerous contracts

A provision for onerous contracts is recognized in the consolidated income statement when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

Reimbursement rights

Expected reimbursements for expenditures required to settle a provision are recognized in the consolidated income statement only when receipt of such reimbursements is virtually certain. Such reimbursements are recognized as a separate asset in the statement of financial position, with a corresponding credit to the specific expense for which the provision has been made.

Contingent liabilities and contingent assets

A disclosure for a contingent liability is made when there is a possible obligation or a present obligation that may, but probably will not, require an outflow of resources. Where there is a possible obligation or a present obligation in respect of which the likelihood of outflow of resources is remote, no provision or disclosure is made.

Contingent assets are not recognized in the financial statements. A contingent asset is disclosed where an inflow of economic benefits is probable. Contingent assets are assessed continually and, if it is virtually certain that an inflow of economic benefits will arise, the asset and related income are recognized in the period in which the change occurs.

m. Revenue

The Company’s revenue is derived from sales of goods, service income and income from licensing arrangements. Most of such revenue is generated from the sale of goods. The Company has generally concluded that it is the principal in its revenue arrangements.

Sale of goods

Revenue is recognized when the control of the goods has been transferred to a third party. This is usually when the title passes to the customer, either upon shipment or upon receipt of goods by the customer. At that point, the customer has full discretion over the channel and price to sell the products, and there are no unfulfilled obligations that could affect the customer’s acceptance of the product.

Revenue from the sale of goods is measured at the transaction price which is the consideration received or receivable, net of returns, taxes and applicable trade discounts and allowances. Revenue includes shipping and handling costs billed to the customer.

In arriving at the transaction price, the Company considers the terms of the contract with the customers and its customary business practices. The transaction price is the amount of consideration the Company is entitled to receive in exchange for transferring promised goods or services, excluding amounts collected on behalf of third parties. The amount of consideration varies because of estimated rebates, returns and chargebacks, which are considered to be key estimates. Any amount of variable consideration is recognized as revenue only to the extent that it is highly probable that a significant reversal will not occur. The Company estimates the amount of variable consideration using the expected value method.

Presented below are the points of recognition of revenue with respect to the Company’s sale of goods:

Particulars	Point of recognition of revenue
Sales of generic products in India
Upon delivery of products to distributors by clearing and forwarding agents of the Company. Control over the generic products is transferred by the Company when the goods are delivered to distributors from clearing and forwarding agents.

Sales of active pharmaceutical ingredients and intermediates in India	Upon delivery of products to customers (generally formulation manufacturers), from the factories of the Company.
Export sales and other sales outside of India
Upon delivery of the products to the customers unless the terms of the applicable contract provide for specific revenue generating activities to be completed, in which case revenue is recognized once all such activities are completed.

Profit share revenues

The Company from time to time enters into marketing arrangements with certain business partners for the sale of its products in certain markets. Under such arrangements, the Company sells its products to the business partners at a non-refundable base purchase price agreed upon in the arrangement and is also entitled to a profit share which is over and above the base purchase price. The profit share is typically dependent on the business partner’s ultimate net sale proceeds or net profits, subject to any reductions or adjustments that are required by the terms of the arrangement. Such arrangements typically require the business partner to provide confirmation of units sold and net sales or net profit computations for the products covered under the arrangement.

Revenue in an amount equal to the base sale price is recognized in these transactions upon delivery of products to the business partners. An additional amount representing the profit share component is recognized as revenue only to the extent that it is highly probable that a significant reversal will not occur.

At the end of each reporting period, the Company updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

Out licensing arrangements, milestone payments and royalties

Revenues include amounts derived from product out-licensing agreements. These arrangements typically consist of an initial up-front payment received

on inception of the license and subsequent payments dependent on achieving certain milestones in accordance with the terms prescribed in the agreement. In cases where the transaction has two or more performance obligations,
the Company accounts for the
completed obligation
(for example the transfer of title) as a separate unit of accounting and record revenue upon delivery of that component, provided that the Company can make a reasonable estimate of the fair value of the undelivered component. Otherwise, non-refundable up-front license fees received in connection with product out-licensing agreements are deferred and recognized over the balance period in which the Company has pending performance obligations. Milestone payments which are contingent on achieving certain clinical milestones are recognized as revenues either on achievement of such milestones, over the performance period depending on the terms of the contract. If milestone payments are creditable against future royalty payments, the milestones are deferred and released over the period in which the royalties are anticipated to be paid.

Royalty income earned through a license is recognized when the underlying sales have occurred.

Provision for chargeback, rebates and discounts

Provisions for chargeback, rebates, discounts and Medicaid payments are estimated and provided for in the year of sales and recorded as reduction of revenue. A chargeback claim is a claim made by the wholesaler for the difference between the price at which the product is initially invoiced to the wholesaler and the net price at which it is agreed to be procured from the Company. Provisions for such chargebacks are accrued and estimated based on historical average chargeback rate actually claimed over a period of time, current contract prices with wholesalers/other customers and estimated inventory holding by the wholesaler.

Shelf stock adjustments

Shelf stock adjustments are credits issued to customers to reflect decreases in the selling price of products sold by the Company, and are accrued when the prices of certain products decline as a result of increased competition or otherwise. These credits are customary in the pharmaceutical industry, and are intended to reduce the customer inventory cost to better reflect the current market prices. The determination to grant a shelf stock adjustment to a customer is based on the terms of the applicable contract, which may or may not specifically limit the age of the stock on which a credit would be offered.

Refund Liability

The Company accounts for sales returns accrual by recording refund liability concurrent with the recognition of revenue at the time of a product sale. This liability is based on the Company’s estimate of expected sales returns. The Company deals in various products and operates in various markets. Accordingly, the estimate of sales returns is determined primarily by the Company’s historical experience in the markets in which the Company operates. With respect to established products, the Company considers its historical experience of actual sales returns, levels of inventory in the distribution channel, estimated shelf life, any revision in the shelf life of the product, product discontinuances, price changes of competitive products, and the introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. With respect to new products introduced by the Company, such products have historically been either extensions of an existing line of product where the Company has historical experience or in therapeutic categories where established products exist and are sold either by the Company or the Company’s competitors. At the time of recognizing the refund liability, the Company also recognizes an asset, (i.e., the right to the returned goods) which is included in inventories for the products expected to be returned. The Company initially measures this asset at the former carrying amount of the inventory, less any expected costs to recover the goods, including any potential decreases in the value of the returned goods.

Along with re-measuring the refund liability at the end of each reporting period, the Company updates the measurement of the asset recorded for any revisions to its expected level of returns, as well as any additional decreases in the value of the returned products.

Services

Revenue from services rendered, which primarily relate to contract research, is recognized in the consolidated income statement as the underlying services are performed. Upfront non-refundable payments received under these arrangements are deferred and recognized as revenue over the expected period over which the related services are expected to be performed.

License fees

License fees primarily consist of income from the out-licensing of intellectual property, and other licensing and supply arrangements with various parties. Revenue from license fees is recognized when control transfers to the third party and the Company’s performance obligations are satisfied. Some of these arrangements include certain performance obligations by the Company. Revenue from such arrangements is recognized in the period in which the Company completes all its performance obligations.

n. Shipping and handling costs

Shipping and handling costs incurred to transport products to customers, and internal transfer costs incurred to transport the products from the Company’s factories to its various points of sale, are included in selling, general and administrative expenses.

o. Finance income and expense

Finance income consists of interest income on funds invested, dividend income and gains on the disposal of financial assets. Interest income is recognized in the consolidated income statement as it accrues, using the effective interest method. Dividend income is recognized in the consolidated income statement on the date that the Company’s right to receive payment is established. The associated cash flows are classified as investing activities in the statement of cash flows. Finance expenses consist of interest expense on loans and borrowings.

Borrowing costs are recognized in the consolidated income statement using the effective interest method. The associated cash flows are classified as financing activities in the statement of cash flows.

Foreign currency gains and losses are reported on a net basis within finance income and expense. These primarily include: exchange differences arising on the settlement or translation of monetary items; changes in the fair value of derivative contracts that economically hedge monetary assets and liabilities in foreign currencies and for which no hedge accounting is applied; and the ineffective portion of cash flow hedges.

p. Income tax

Income tax expense consists of current and deferred tax. Income tax expense is recognized in the consolidated income statement except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax liabilities are recogni
z
ed for all taxable temporary differences, except:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit;
•	temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and
•	taxable temporary differences arising upon the initial recognition of goodwill.

Deferred tax assets are recogni
z
ed for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recogni
z
ed to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utili
z
ed, except:

•	When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

and

•	In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recogni
z
ed only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

Any deferred tax asset or liability arising from deductible or taxable temporary differences in respect of unrealized inter-company profit or loss on inventories held by the Company in different tax jurisdictions is recognized using the tax rate of the jurisdiction in which such inventories are held. Withholding tax arising out of payment of dividends to shareholders under the Indian Income tax regulations is not considered a tax expense for the Company and all such taxes are recognized in the statement of changes in equity as part of the associated dividend payment.

Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Current and deferred tax is recognized in the consolidated income statement, except to the extent that it relates to items recognized in OCI or directly in equity. In this case, the tax is also recognized in OCI or directly in equity, respectively.

Accruals for uncertain tax positions require management to make judgments of potential exposures. Accruals for uncertain tax positions are measured using either the most likely amount or the expected value amount, depending on which method the entity expects to better predict the resolution of the uncertainty. Tax benefits are not recognized unless the tax positions will probably be accepted by the tax authorities. This is based upon management’s interpretation of applicable laws and regulations and the expectation of how the tax authority will resolve the matter. Once considered probable of not being accepted, management reviews each material tax benefit and reflects the effect of the uncertainty in determining the related taxable amounts.

q. Earnings per share

The Company presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which includes all stock options granted to employees.

r. Government grants and incentives

The Company recognizes government grants only when there is reasonable assurance that the conditions attached to them will be complied with, and the grants will be received. Government grants received in relation to assets are presented as a reduction to the carrying amount of the related asset. Grants related to income are deducted in reporting the related expense in the consolidated income statement.

Export entitlements from government authorities are recognized in the consolidated income statement as a reduction from “Cost of Revenues” when the right to receive credit as per the terms of the scheme is established in respect of the exports made by the Company, and where there is no significant uncertainty regarding the ultimate collection of the relevant export proceeds.

s. Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Chief Executive Officer of the Company is responsible for allocating resources and assessing performance of the operating segments and accordingly is identified as the chief operating decision maker.

t. Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the consolidated income statement on the purchase, sale, issue or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

u. Non-currents assets held for sale

The Company classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset, excluding finance costs and income tax expense. The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Property, plant and equipment are not depreciated or amortized once classified as held for sale. Assets classified as held for sale are presented separately as current items in the statement of financial position.

v. Rounding of amounts

All amounts disclosed in the consolidated financial statements and notes have been rounded off to the nearest million currency units unless otherwise stated.

The consideration transferred for the acquisition of a subsidiary is comprised of:

•	fair values of the assets transferred;
•	liabilities incurred to the former owners of the acquired business;
•	equity interests issued by the Company;
•	fair value of any asset or liability resulting from a contingent consideration arrangement; and
•	fair value of any pre-existing equity interest in the subsidiary.